LEASES - Lease Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease cost	$ 179	$ 173	$ 169
Variable operating lease cost	52	49	49
Sublease income	(53)	(55)	(56)
Short-term lease expense	0	0	0
Net lease cost	$ 178	$ 167	$ 162